Convertible Debentures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Statement [Line Items]
Accretion	$ 23,917
Convertible Debenture [Member]
Statement [Line Items]
Beginning balance	237,880	$ 500,000
Proceeds from issuances of convertible debentures			$ 800,000
Transfer of conversion component to equity			(12,671)
Interest payments		(44,144)
Repayment		(250,000)	(200,000)
Debt modification	197,205	(56,264)
Conversion to common shares	(485,332)		(100,000)
Accretion	$ 50,247		12,671
Ending balance		$ 237,880	$ 500,000